DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Fair Value Disclosures [Abstract]
DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

17. DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair value is the amount that would be received from the sale of an asset or paid for transfer of a liability in an orderly transaction between market participants, i.e., an exit price. To estimate an exit price, a three-level hierarchy is used. The three-level hierarchy for fair value measurements is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The fair value hierarchy prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or a liability. The hierarchy is as follows:

•	Level 1—Valuation based upon unadjusted quoted prices for identical assets or liabilities in active markets.

•

Level 2—Valuation based upon quoted prices for similar assets or liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.

•

Level 3—Valuation based upon other unobservable inputs that are significant to the fair value measurements and are developed based on the best information available, which in some instances include a company’s own data.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

Our non-derivative financial instruments consist primarily of cash and cash equivalents (including commercial paper and money market instruments with original maturities of three months or less), trade receivables, trade payables and long-term debt. The estimated fair values of the financial instruments have been determined using available market information and appropriate valuation techniques. Considerable judgment is required, however, to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

At October 1, 2016 and January 2, 2016, except for the 2016 First Lien Term Loan and the Prior Term Loans, the book values of non-derivative financial instruments recorded in the accompanying Condensed Consolidated Balance Sheets are considered to approximate fair values due to those instruments being subject to variable interest rates, having short terms to maturity and/or being outstanding for short periods of time.

The carrying value of our 2016 First Lien Term Loan at October 1, 2016 was $1,087,347. The carrying value of the 2012 First Lien Term Loan and the 2012 Second Lien Term Loan at January 2, 2016 was $894,851 and $375,000, respectively.

As discussed in Note 4, we recorded a liability of $19,293 when we acquired Landshire, which represented the fair value of contingent consideration related to volume earn out. Other than the accretion of the liability due to the passage of time, there has been no change in the underlying assumptions used to calculate the fair value of the earn out since the acquisition date.

The following table summarizes the fair values of our Term Loans and the contingent consideration:

	October 1, 2016		January 2, 2016
	Level 2	Level 3	Level 2	Level 3
Term Loans:
2016 First Lien Term Loan	$1,101,844	$—	$—	$—
2012 First Lien Term Loan	—	—	895,007	—
2012 Second Lien Term Loan	—	—	367,500	—
Contingent consideration	—	9,824	—	19,628

The activity related to the contingent consideration shown in the table above was as follows:

Total
Balance at January 2, 2016	$19,628
Accruals	196
Payments, net	(10,000)

Balance at October 1, 2016	$9,824

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•	We recorded the 2016 First Lien Term Loan using Level 2 inputs based on the observable trading value of the debt instrument;

•

We recorded our contingent consideration financial instrument using Level 3 significant inputs not observable in the market. Key assumptions included in the discount cash flow valuation model were predetermined payment dates, actual volume performance, management’s forecasted volume performance, risk-free interest rate plus a credit risk premium rate, historic asset volatility of comparable companies and management’s assessment of probability of achieving the earn out targets.

17. DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS

Fair value is the amount that would be received from the sale of an asset or paid for transfer of a liability in an orderly transaction between market participants, i.e., an exit price. To estimate an exit price, a three-level hierarchy is used. The three-level hierarchy for fair value measurements is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date.

The fair value hierarchy prioritizes the inputs, which refer broadly to assumptions market participants would use in pricing an asset or a liability as follows:

Level 1—Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—Valuation is based upon quoted prices for similar assets or liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3—Valuation is based upon other unobservable inputs that are significant to the fair value measurements and are developed based on the best information available, which in some instances included the Company’s own data.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy. The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The Company’s non-derivative financial instruments consist primarily of cash and cash equivalents, trade receivables, trade payables and long-term debt. The estimated fair values of the financial instruments have been determined by the Company using available market information and appropriate valuation techniques. Considerable judgment is required, however, to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

At January 2, 2016 and January 3, 2015, excluding the Term Loans, the book values of each of the non-derivative financial instruments recorded in the Company’s Consolidated Balance Sheets are considered representative of fair value due to variable interest rates, short terms to maturity and/or short length of time outstanding.

The Company recorded a liability of $2,294 to recognize the fair value of the Company’s derivative instruments as of January 3, 2015. The carrying value of the Company’s First Lien Term Loan was $894,851 and $902,631 at January 2, 2016 and January 3, 2015, respectively. The carrying value of the Company’s Second Lien Term Loan was $375,000 at January 2, 2016 and January 3, 2015.

The Company recorded a liability of $19,293 at the time of acquisition to recognize the fair value of its contingent consideration related to the volume earn out from the 2015 acquisitions. Other than the accretion of the liability due to passage of time, there has been no change in the underlying assumptions used to calculate the fair value of the earn out since the acquisition date.

The following table summarizes the fair value measurement of the Company’s Term Loans, derivatives and contingent consideration:

	January 2, 2016		January 3, 2015
	Level 2	Level 3	Level 2	Level 3
Derivatives	$—	$—	$2,294	$—
Term Loans:
First Lien Term Loan	895,007	—	900,834	—
Second Lien Term Loan	367,500	—	364,219	—
Contingent consideration	—	19,628	—	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

•

We recorded our derivative financial instruments using Level 2 inputs based on quoted market prices utilizing observable current and forward commodity market prices on active exchanges or observable market transactions.

•

We recorded our Term Loan financial instruments using Level 2 inputs based on the observable trading value of the Company’s debt instrument. The table of fair value measurement of the Company’s Term Loans, derivatives, and contingent consideration above has been revised to correct the classification of Term Loans as Level 2 rather than Level 3 as previously reported. The Company has evaluated the materiality of this adjustment and concluded it was not material to the prior year financial statements.

•

We recorded our contingent consideration financial instrument using Level 3 significant inputs not observable in the market. Key assumptions included in the discount cash flow valuation model were predetermined payment dates, actual volume performance, management’s forecasted volume performance, risk-free interest rate plus a credit risk premium rate, historic asset volatility of comparable companies and management’s assessment of probability of achieving the earn out targets.